Long-term loan	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
19.	Long-term loan

The Company obtained a three-year interest bearing bank loan of RMB150,000 from Shanghai Pudong Development Bank Co., Ltd. in December 2016, which was secured by an office building of the Company as collateral. Pursuant to the loan repayment schedule, the principal amount will be paid in four equal installments from June 2018 to November 2019.